Provisions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Provisions
Balance at the beginning of the year	$ 21,420
Provisions added during the year	13,711
Provisions utilized during the year	(3,361)
Provisions reversed during the year	(3,437)
Balance at the end of the year	$ 28,333